Condensed Consolidated Statement of Comprehensive Income (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit after tax	£ 597	£ 858
Movement in fair value reserve (debt instruments):
- Change in fair value	(29)	(12)
- Income statement transfers	39	8
- Taxation	(3)	1
Other comprehensive income, fair value reserve (debt instruments)	7	(3)
Cash flow hedges:
- Effective portion of changes in fair value	(408)	(1,262)
- Income statement transfers	64	1,190
- Taxation	96	20
Other comprehensive income, cash flow hedges, total	(248)	(52)
Net other comprehensive expense that may be reclassified to profit or loss subsequently	(241)	(55)
Pension remeasurement:
- Change in fair value	(159)	(160)
- Taxation	45	45
Pension remeasurement, total	(114)	(115)
Own credit adjustment:
- Change in fair value	(11)	(7)
- Taxation	3	2
Own credit adjustment, total	(8)	(5)
Net other comprehensive expense that will not be reclassified to profit or loss subsequently	(122)	(120)
Total other comprehensive expense net of tax	(363)	(175)
Total comprehensive income	234	683
Attributable to:
Equity holders of the parent	234	683
Total comprehensive income	£ 234	£ 683